SUMMARY OF CONDENSED STATEMENTS OF COMPREHENSIVE OR LOSS OF THE PARENT COMPANY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operation expense
General and administrative	$ 17,873	¥ 130,462	¥ 120,951	¥ 145,857
Total operating expenses	76,786	560,491	735,726	1,254,280
Share of loss of subsidiaries and VIE	(693)	(5,061)	(7,276)	(7,051)
Foreign exchange (loss)/gain	291	2,127	(6,743)	(15,697)
Other non-operating income/(loss), net	108	785	(2,405)	2,072
Total loss before tax		(116,051)	(149,993)	(106,548)
Net loss	(16,866)	(123,121)	(165,120)	(138,390)
Net loss attributable to ordinary shareholders	(16,864)	(123,110)	(165,129)	(138,173)
Other comprehensive income
Foreign currency translation adjustment	1,076	7,854	22,178	78,777
Total comprehensive loss attributable to YUNJI INC.	$ (15,788)	(115,256)	(142,951)	(59,396)
Parent Company [Member]
Operation expense
General and administrative		(7,467)	(8,557)	(10,706)
Total operating expenses		(7,467)	(8,557)	(10,706)
Share of loss of subsidiaries and VIE		(135,507)	(151,117)	(115,080)
Financial (loss)/income, net		21,872	(518)	(12,283)
Foreign exchange (loss)/gain		51		(134)
Other non-operating income/(loss), net		(1,347)	(4,232)	30
Total loss before tax		(122,398)	(164,424)	(138,173)
Equity in loss of affiliates, net of tax		(712)	(705)
Net loss		(123,110)	(165,129)	(138,173)
Net loss attributable to ordinary shareholders		(123,110)	(165,129)	(138,173)
Other comprehensive income
Foreign currency translation adjustment		22,520	24,673	134,143
Total comprehensive loss attributable to YUNJI INC.		¥ (100,590)	¥ (140,456)	¥ (4,030)